DISCLOSURE OF OTHER INFORMATION (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amount of Dividend	$ 60,494
Interim dividend [Member]
Dividend Paid	Interim Dividend	Interim Dividend	Interim Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares	Ordinary Shares	Ordinary Shares
Date of Dividend Paid	Dec. 20, 2017	Dec. 14, 2016	Dec. 16, 2015
Amount of Dividend	$ 60,494	$ 29,572	$ 43,580
Number of Shares for which Dividends are Paid	113,159,655	113,159,655	113,159,655
Dividend per Share	$ 0.53459	$ 0.26133	$ 0.38512
Final dividend [Member]
Dividend Paid	Final Dividend	Final Dividend	Final Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares	Ordinary Shares	Ordinary Shares
Date of Dividend Paid	May 10, 2017	May 11, 2016	May 12, 2015
Amount of Dividend	$ 59,005	$ 99,221	$ 98,072
Number of Shares for which Dividends are Paid	113,159,655	113,159,655	113,159,655
Dividend per Share	$ 0.52143	$ 0.87683	$ 0.86667